                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                              MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04656
                  ---------------------------------------------

                ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.

-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                Ellsworth Convertible Growth and Income Fund, Inc.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                              Martha J. Hays, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                               1735 Market Street
                          Philadelphia, PA 19103-7599


Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

 Principal                                                                                 Value
  Amount                                                                                  (Note 1)
-----------                                                                             -----------
               CONVERTIBLE BONDS AND NOTES -- 47.6%

               AUTOMOTIVE -- 1.9%
$4,500,000     Lear Corp. 0% 2022 cv. sr. notes (Ba2).................................. $ 2,033,438
                                                                                        -----------
               BANKING/SAVINGS AND LOAN -- 1.7%
 2,077,000     The Bear Stearns Companies, Inc. 0.25% 2010 medium-term notes (A1)
               (exch. for Fifth Third Bancorp common stock) (1).......................    1,804,705
                                                                                        -----------
               CONSUMER GOODS -- 1.7%
 1,375,000     Church & Dwight Co., Inc. 5.25% 2033 cv. sr. deb. (Ba2)................    1,831,363
                                                                                        -----------
               ENERGY -- 4.9%
   750,000     OMI Corp. 2.875% 2024 cv. sr. notes (B+)...............................      699,375
 2,000,000     Oil States International, Inc. 2.375% 2025 contingent cv. sr. notes
                (NR) (Acquired 06/16/05; Cost $1,980,000) (2).........................    2,085,000
 4,000,000     Weatherford International Ltd. 0% 2020 cv. sr. deb. (Baa1).............    2,567,960
                                                                                        -----------
                                                                                          5,352,335
                                                                                        -----------
               ENTERTAINMENT -- 2.4%
 2,500,000     The Walt Disney Company 2.125% 2023 cv. sr. notes (Baa1)...............    2,574,775
                                                                                        -----------
               FINANCIAL AND INSURANCE -- 0.9%
 1,000,000     Swiss Re America Holding Corp. 3.25% 2021 euro. sub. cv. bonds (A1)
                (conv. into Swiss Reinsurance Company common stock)
                (Acquired 11/15/01 - 12/05/01; Cost $1,007,875) (2)...................      934,650
                                                                                        -----------
               HEALTH CARE -- 4.1%
 1,500,000     Community Health Systems, Inc. 4.25% 2008 cv. sub. notes (B3)..........    1,733,400
 1,750,000     Isolagen, Inc. 3.5% 2024 cv. sub. notes (NR)
                (Acquired 10/29/04 - 02/17/05; Cost $1,771,250) (2)...................    1,251,250
 1,000,000     Mentor Corp. 2.75% 2024 cv. sub. notes (NR)............................    1,470,625
                                                                                        -----------
                                                                                          4,455,275
                                                                                        -----------
               MULTI-INDUSTRY -- 0.9%
 1,000,000     Lehman Brothers Holdings, Inc. 1% 2011 medium-term notes (A1)
                (performance linked to Cendant Corp. common stock) (1)................      985,000
                                                                                        -----------
               OFFICE EQUIPMENT -- 1.3%
 1,500,000     IOS Capital, LLC 5% 2007 cv. sub. notes (Ba3)
                (exch. for IKON Office Solutions, Inc. common stock)
                (Acquired 05/08/02 - 06/02/03; Cost $1,498,125) (2)...................    1,470,000
                                                                                        -----------
               PHARMACEUTICALS -- 7.9%
 2,000,000     Amgen, Inc. 0% 2032 LYONs (A2) (1).....................................    1,459,990
   550,000     CV Therapeutics, Inc. 3.25% 2013 sr. sub. cv. notes (NR)...............      587,125
 1,500,000     Cephalon, Inc. 2% 2015 cv. sr. sub. notes (B-).........................    1,501,406
 1,250,000     Encysive Pharmaceuticals, Inc. 2.5% 2012 cv. sr. notes (NR)............    1,233,500
   500,000     Ivax Corp. 4.5% 2008 cv. sr. sub. notes (NR)...........................      496,250
 1,250,000     Ivax Corp. 1.5% 2024 cv. sr. notes (NR) (1)............................    1,284,188
 1,000,000     Teva Pharmaceutical Finance II, LLC series A 0.5% 2024 cv. sr. deb.
                (BBB) (exch. for ADR representing Teva Pharmaceutical Industries
                 Ltd. common stock)...................................................      983,750
 1,000,000     Teva Pharmaceutical Finance II, LLC series B 0.25% 2024 cv. sr. deb.
                (BBB) (exch. for ADR representing Teva Pharmaceutical Industries
                 Ltd. common stock)...................................................      997,500
                                                                                        -----------
                                                                                          8,543,709
                                                                                        -----------


PORTFOLIO OF INVESTMENTS JUNE 30, 2005 (CONTINUED)

 Principal                                                                                 Value
  Amount                                                                                  (Note 1)
-----------                                                                             -----------
               CONVERTIBLE BONDS AND NOTES -- (CONTINUED)

               RETAIL -- 3.8%
$1,250,000     Casual Male Retail Group, Inc. 5% 2024 cv. sr. sub. notes (NR).........  $ 1,175,000
 1,250,000     Dick's Sporting Goods, Inc. 1.6061% 2024 sr. cv. notes (B).............      965,000
 2,400,000     The TJX Companies, Inc. 0% 2021 LYONs (Baa1)...........................    1,979,424
                                                                                        -----------
                                                                                          4,119,424
                                                                                        -----------
               TECHNOLOGY -- 9.2%
 1,000,000     Advanced Micro Devices, Inc. 4.75% 2022 cv. sr. deb. (B3) (1)..........      996,250
 1,250,000     Agilent Technologies, Inc. 3% 2021 sr. cv. deb. (Ba2) (1)..............    1,235,938
 2,000,000     Citigroup Funding, Inc. 1% 2010 medium-term notes (Aa1)
                (exch. into cash equivalent of a basket of technology stocks).........    1,980,000
 2,250,000     International Rectifier Corp. 4.25% 2007 cv. sub. notes (B2)...........    2,213,438
 1,250,000     LSI Logic Corp. 4% 2010 cv. sub. notes (B).............................    1,237,500
 1,500,000     Sybase, Inc. 1.75% 2025 cv. sub. notes (NR)
                (Acquired 2/15/05 - 04/20/05; Cost $1,491,557) (2)....................    1,429,185
 1,000,000     Vishay Intertechnology, Inc. 3.625% 2023 cv. sub. notes (B3)...........      957,500
                                                                                        -----------
                                                                                         10,049,811
                                                                                        -----------
               TELECOMMUNICATIONS -- 5.3%
 1,000,000     Comverse Technology, Inc. 0% 2023 ZYPS (BB-) (3).......................    1,379,250
 1,000,000     Lucent Technologies, Inc. 2.75% 2023 series A cv. sr. deb. (B1)........    1,078,160
   500,000     Lucent Technologies, Inc. 2.75% 2025 series B cv. sr. deb. (B1)........      562,050
 1,250,000     Nortel Networks Corp. 4.25% 2008 cv. sr. notes (B3)....................    1,173,500
 1,500,000     Tekelec, Inc. 2.25% 2008 sr. sub. cv. notes (NR).......................    1,576,875
                                                                                        -----------
                                                                                          5,769,835
                                                                                        -----------
               UTILITIES -- 1.6%
 1,500,000     CMS Energy Corp. 2.875% 2024 cv. sr. notes (B1)........................    1,820,700
                                                                                        -----------

               TOTAL CONVERTIBLE BONDS AND NOTES......................................  $51,745,020
                                                                                        -----------

  Shares       CONVERTIBLE PREFERRED STOCKS -- 23.3%
-----------

               BANKING/SAVINGS AND LOAN -- 6.5%
    17,500     Commerce Capital Trust II 5.95% cv. trust pfd. (Baa1)
                (exch. for Commerce Bancorp, Inc. common stock).......................    1,037,068
    40,000     National Australia Bank Ltd. 7.875% exch. capital units (NR)...........    1,560,000
    20,000     New York Community Bancorp, Inc. 6% BONUSES units (Baa2)...............      994,700
    35,000     Sovereign Capital Trust IV 4.375% PIERS (Ba1)
                (exch. for Sovereign Bancorp, Inc. common stock) (1)..................    1,568,000
    35,000     Washington Mutual Capital Trust PIERS units (Baa1)
                (exch. for Washington Mutual, Inc. common stock)......................    1,863,750
                                                                                        -----------
                                                                                          7,023,518
                                                                                        -----------
               CHEMICALS -- 1.8%
    80,000     Celanese Corp. 4.25% cv. perp. pfd. (NR)...............................    1,954,400
                                                                                        -----------
               ENERGY -- 6.1%
    33,000     Chesapeake Energy Corp. 5% cum. cv. pfd. (B-)
                (Acquired 04/13/05 - 06/30/05; Cost $3,482,500) (2)...................    3,828,000
     5,000     Semco Energy, Inc. 5% series B cv. cum. pfd. (B-)
                (Acquired 03/09/05 - 03/10/05; Cost $1,003,750) (2)...................      975,000
    20,000     The Williams Companies, Inc. 5.5% 2033 jr. sub. cv. deb. (B-)..........    1,827,500
                                                                                        -----------
                                                                                          6,630,500
                                                                                        -----------
               ENTERTAINMENT -- 0.8%
    22,500     Emmis Communications Corp. 6.25% series A cum. cv. pfd. (Caa1).........      929,531
                                                                                        -----------

PORTFOLIO OF INVESTMENTS JUNE 30, 2005 (CONTINUED)

                                                                                           Value
  Shares                                                                                  (Note 1)
-----------                                                                             -----------
               CONVERTIBLE PREFERRED STOCKS -- CONTINUED

               FINANCIAL AND INSURANCE -- 4.9%
        20     Fannie Mae 5.375% non-cumulative cv. pfd. (Aa3)
                (Acquired 12/29/04 - 01/11/05; Cost $2,078,125) (2)...................  $ 1,943,750
    20,000     Reinsurance Group of America, Inc. 5.75% PIERS (Baa2)..................    1,182,188
   100,000     The St. Paul Travelers Companies, Inc. 4.5% 2032
                cv. jr. sub. notes (Baa1).............................................    2,238,500
                                                                                        -----------
                                                                                          5,364,438
                                                                                        -----------
               HEALTH CARE -- 1.5%
    28,000     Omnicare Capital Trust II 4% PIERS (Ba3)
                (exch. for Omnicare, Inc. common stock) (1)...........................    1,631,000
                                                                                        -----------
               MINING -- 1.7%
     2,000     Freeport-McMoRan Copper and Gold, Inc. 5.5% cv. perpetual pfd. (B-)....    1,846,356
                                                                                        -----------

               TOTAL CONVERTIBLE PREFERRED STOCKS.....................................  $25,379,743
                                                                                        -----------

               MANDATORY CONVERTIBLE SECURITIES -- 17.8% (4)

               CHEMICALS -- 1.7%
    40,000     Huntsman Corp. 5% mand. cv. pfd. (NR)..................................    1,821,880
                                                                                        -----------

               CONSUMER GOODS -- 1.2%
    30,000     Constellation Brands, Inc. dep. shs. representing 5.75%
                series A mandatory cv. pfd. (B).......................................    1,334,100
                                                                                        -----------

               ENERGY -- 3.1%
    20,000     Amerada Hess Corp. 7% mand. cv. pfd. ACES (Ba3)........................    1,831,400
    20,000     Valero Energy Corp. 2% mand. cv. pfd. (BB).............................    1,566,720
                                                                                        -----------
                                                                                          3,398,120
                                                                                        -----------
               FINANCIAL AND INSURANCE -- 6.1%
    25,000     The Chubb Corp. 7% equity units (A2) (1)...............................      794,000
    30,000     Merrill Lynch & Co., Inc. 6.75% mand. exch. sec. (Aa3)
                (exch. for Nuveen Investments, Inc. common stock).....................    1,094,760
    80,000     MetLife, Inc. 6.375% common equity units (BBB+)........................    2,112,800
    42,500     Morgan Stanley, Inc. 5.875% mand. exch. sec. (Aa3)
                (exch. for Nuveen Investments, Inc. common stock).....................    1,548,700
    45,000     XL Capital, Ltd. 6.5% equity security units (A2).......................    1,076,850
                                                                                        -----------
                                                                                          6,627,110
                                                                                        -----------
               FOODS -- 1.7%
    40,000     Albertson's, Inc. 7.25% HITS units (Baa2) (1)..........................      893,600
    40,000     Lehman Brothers Holdings, Inc. 6.25% PIES (A1)
                (exch. for General Mills, Inc. common stock)..........................      983,600
                                                                                        -----------
                                                                                          1,877,200
                                                                                        -----------
               PHARMACEUTICALS -- 2.9%
    20,000     Baxter International, Inc. 7% equity units (Baa1) (1)..................    1,105,200
    40,000     Schering-Plough Corp. 6% mand. cv. pfd. (Baa3).........................    2,039,200
                                                                                        -----------
                                                                                          3,144,400
                                                                                        -----------
               UTILITIES -- 1.1%
    45,000     DTE Energy Co. 8.75% equity security units (BBB-) (1)..................    1,134,450
                                                                                        -----------

               TOTAL MANDATORY CONVERTIBLE SECURITIES (4).............................  $19,337,260
                                                                                        -----------

PAGE 3


PORTFOLIO OF INVESTMENTS JUNE 30, 2005 (CONTINUED)

 Principal
   Amount                                                                                  Value
 or Shares                                                                                (Note 1)
-----------                                                                            ------------
                 COMMON STOCKS -- 4.4%

                 ENERGY -- 0.9%
     20,000 shs  Devon Energy Corp...................................................  $  1,013,600
                                                                                       ------------
                 HEALTH CARE -- 1.0%
     21,115 shs  LifePoint Hospitals, Inc. (3).......................................     1,067,363
                                                                                       ------------
                 PHARMACEUTICALS -- 1.6%
     26,300 shs  Johnson & Johnson...................................................     1,709,500
                                                                                       ------------
                 TELECOMMUNICATIONS -- 0.9%
     40,000 shs  SBC Communications, Inc.............................................       950,000
                                                                                       ------------

                 TOTAL COMMON STOCKS.................................................     4,740,463
                                                                                       ------------

                 SHORT-TERM SECURITIES -- 10.5%

                 COMMERCIAL PAPER -- 10.5%
$11,400,000      American Express Credit Corp. (P1)
                  (3.08% & 3.20% maturing 07/01/05 & 07/05/05).......................    11,396,360
                                                                                       ------------
                 U.S. GOVERNMENT OBLIGATIONS -- 0.0%
     11,000      U.S. Treasury notes 2.25% 04/30/06 (Aaa) (5)........................        10,890
                                                                                       ------------

                 TOTAL SHORT-TERM SECURITIES.........................................  $ 11,407,250
                                                                                       ------------

                 TOTAL CONVERTIBLE BONDS AND NOTES -- 47.6%..........................    51,745,020
                 TOTAL CONVERTIBLE PREFERRED STOCKS -- 23.3%.........................    25,379,743
                 TOTAL MANDATORY CONVERTIBLE SECURITIES -- 17.8%.....................    19,337,260
                 TOTAL COMMON STOCKS -- 4.4%.........................................     4,740,463
                 TOTAL SHORT-TERM SECURITIES -- 10.5%................................    11,407,250
                                                                                       ------------
                 TOTAL INVESTMENTS -- 103.6%.........................................   112,609,736

                 OTHER ASSETS AND LIABILITIES, NET -- (3.6)%.........................    (3,915,909)
                                                                                       ------------
                 TOTAL NET ASSETS -- 100.0%..........................................  $108,693,827
                                                                                       ============

(1)  Contingent payment debt instrument which accrues contingent interest. See
     Note 1(b) below.
(2) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of these securities. The aggregate market value of these securities at June 30, 2005 was $13,916,835 which represented 12.8% of the Fund's net assets.
(3)  Non-income producing security.
(4)  Mandatory convertible. See Note 1(e) below.
(5)  Collateral for a letter of credit.


ACES      Automatic Convertible Equity Securities.
ADR       American Depositary Receipts.
BONUSES   Bifurcated Option Note Unit Securities.
HITS      Hybrid Income Term Security.
LYONs     Liquid Yield Option Notes.
PIES      Premium Income Exchangeable Securities.
PIERS     Preferred Income Equity Redeemable Securities.
ZYPS      Zero Yield Puttable Securities.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's. NR is used whenever a rating is unavailable.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements (unaudited)

1.  Significant Accounting Policies
Ellsworth Convertible Growth and Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

(a)  Security Valuation
Investments in securities traded on a national securities exchange are valued at market using the last reported sales price as of the close of regular trading. Unlisted securities traded in the over-the-counter market and listed securities for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith by management with the approval of the Board of Directors. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

(b)  Securities Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain
securities, known as   "contingent payment debt instruments," Federal tax
regulations require the Fund to record non-cash, "contingent" interest income in addition to interest income actually received. Contingent interest income amounted to 4 cents per share for the nine months ended June 30, 2005. In addition, Federal tax regulations require the Fund to reclassify realized gains on contingent payment debt instruments to interest income. At June 30, 2005 there were unrealized gains of approximately 1 cent per share on contingent payment debt instruments.

(c)  Federal Income Taxes
The Fund's policy is to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income or excise taxes is believed necessary.

At September 30, 2004, the Fund had a capital loss carryforward of $4,915,273 available to the extent allowed by tax law to offset future net capital gains, if any. To the extent that the carryforward is used, no capital gains distributions will be made. The carryforward expires in 2011. The Fund utilized net capital loss carryforwards of $2,804,454 during the fiscal year ended September 30, 2004.

(d)  Distributions to Shareholders
Distributions to shareholders from net investment income are recorded by the Fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and capital gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The tax character of distributions paid during the fiscal years ended September 30, 2004 and 2003 were $3,681,116 and $3,143,201, respectively, both from ordinary income.

(e)  Market Risk
It is the Fund's policy to invest at least 80% of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes of their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but generally less than that of the underlying common stock. The market value of those securities was $19,337,260 at June 30, 2005, representing 17.8% of net assets.

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) The Registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act"),
(17 CFR 270.30a-3(c))) are effective as of August 10, 2005, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (and 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications of the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Convertible Growth and
Income Fund, Inc.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: August 24, 2005


  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: August 24, 2005

By: /s/Gary I. Levine
    Gary I. Levine
    Chief Financial Officer
    (Principal Financial Officer)

Date: August 24, 2005